Share-based payment obligation	9 Months Ended
Sep. 30, 2022
Share-based payment obligation
Share-based payment obligation

25.Share-based payment obligation

The total charge to the profit and loss for the nine months ended September 30, 2022 was $9.8 million (nine months ended September 30, 2021: $9.0 million), while the charge for the three months ended September 30, 2022 was $4.1 million (three months ended September 30, 2021: $4.3 million).

Between February 4, 2022 and February 7, 2022, a total of 1,147,500 options, of which 30,000 options have been forfeited due to employee leavers, were issued as part of the new Omnibus employee share-based payment plan.  The plan will be deemed equity settled and comprise of:

◾	Restricted stock units (“RSU”), which do not include performance conditions and vest on three equal portions on October 15, 2022, 2023 and 2024.
◾	Performance stock units (“PSU”), with a Recurring Levered Free Cash Flow target and a cumulative total shareholder return target. Recurring Levered Free Cash flow target is a non-market-based performance condition, assessed annually over a three-year period. A cumulative total shareholder return target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to October 15, 2024.

On June 9, 2022, a total of 1,700,446 options were issued as part of the existing Omnibus employee share-based payment plan.  The plan will be deemed equity settled and comprise of:

◾	Restricted stock units (“RSU”), which do not include performance conditions and vest on three equal portions on March 31, 2023, 2024 and 2025.
◾	Performance stock units (“PSU”), with a Recurring Levered Free Cash Flow target and a cumulative total shareholder return target. Recurring Levered Free Cash flow target is a non-market-based performance condition, assessed annually over a three-year period. A cumulative total shareholder return target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to March 31, 2025.

September 30, 2022 valuation assumptions

The Omnibus options issued were valued at $32.0 million at issue using a share price assumption of $11.39 - $11.55 depending on the grant date. The fair value of the RSUs and PSUs with non-market conditions determined using share price at grant date amounted to $17.0 million and $10.9 million respectively while the fair value of the PSUs with market conditions determined using the Monte Carlo model amounted to $4.1 million. At September 30, 2022 a forfeiture rate of 7% was assumed resulting in an expected charge over the remaining term of the options of $17.7 million. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and no dividends are planned to be paid in the near future.